Operating Costs (Tables)	12 Months Ended
Dec. 31, 2022
Operating costs
Operating costs

	2022	2021	2020

	(€ in thousands)
Employee benefits	30,286	26,320	23,836
External R&D costs	19,824	15,580	12,860
Laboratory costs and other consumables	3,111	2,709	2,840
Consultancy costs	6,307	4,447	2,620
Insurance costs	1,895	1,979	1,450
Depreciation	2,521	2,329	2,355
Patent and license expenses	30	95	736
Other	5,544	6,129	5,123
	69,518	59,588	51,820